Translation into U.S. dollar amounts	12 Months Ended
Dec. 31, 2023
Translation into U S dollar amounts [abstract]
Translation into U.S. dollar amounts
5.
Translation into U.S. dollar amounts

The Company maintains its accounts and expresses its consolidated financial statements in New Taiwan dollars. For convenience purposes, U.S. dollar amounts presented in the accompanying consolidated financial statements have been translated from New Taiwan dollars to U.S. dollars at the noon buying rate in the City of New York for cable transfers as certified for customs purposes by the Federal Reserve Bank of New York as of December 29, 2023, which was NT$30.62 to US$1.00. These convenience translations should not be construed as representations that the New Taiwan dollar amounts have been, or could in the future be, converted into U.S. dollars at this or any other rate of exchange.